Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
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Summary Of Details About Financial Income Expenses Net
Details of financial income and expenses are as follows:

(In thousand Euros)	Note	December 31, 2022	December 31, 2021	December 31, 2020
Financial income
Interest on shareholder and other loans		—	61	6
Fair value gain on financial investments		280	11	—
Other finance income		2,027	83	—

Total financial income		2,307	155	6

Financial expenses
Fair value adjustment of convertible bonds	13	—	25,491	—
Interest and fees on bank loans	13	3,711	3,222	534
Interest on lease liabilities	9	1,267	631	107
Interest on shareholder and other borrowings	13	—	3	8
Interest on convertible bonds	13	—	2,385	266
Accretion of discount on put option liabilities	6	—	313	96
Fair value loss on financial investments		1,343	—	—
Impairment of financial investments	12	1,411
Other finance costs		266	23	—

Total financial expenses		7,998	32,068	1,011